Borrowings - Summary of Lease Liability for Right-of-use Asset (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Lease liabilities [Line Items]
Current	S/ 19,950	S/ 23,980
Non-current	S/ 52,776	68,890
UNNA Energia S.A. [member]
Disclosure Of Lease liabilities [Line Items]
Date of maturity	2023
Current	S/ 6,765	10,584
Non-current	S/ 2,926	10,261
UNNA Energia S.A. [member] | Bottom of range [member]
Disclosure Of Lease liabilities [Line Items]
Interest rate	6.59%
UNNA Energia S.A. [member] | Top of range [member]
Disclosure Of Lease liabilities [Line Items]
Interest rate	7.80%
AENZA SAA [Member]
Disclosure Of Lease liabilities [Line Items]
Interest rate	7.88%
Date of maturity	2027
Current	S/ 6,534	4,888
Non-current	S/ 41,403	50,362
Adexus S.A.[member]
Disclosure Of Lease liabilities [Line Items]
Date of maturity	2025
Current	S/ 3,408	5,734
Non-current	S/ 5,656	6,920
Adexus S.A.[member] | Bottom of range [member]
Disclosure Of Lease liabilities [Line Items]
Interest rate	0.25%
Adexus S.A.[member] | Top of range [member]
Disclosure Of Lease liabilities [Line Items]
Interest rate	0.50%
Cumbra Peru S.A [member]
Disclosure Of Lease liabilities [Line Items]
Interest rate	7.65%
Date of maturity	2022
Current	S/ 852	1,592
Non-current	S/ 426	541
Concar S.A.C. [member]
Disclosure Of Lease liabilities [Line Items]
Interest rate	5.55%
Date of maturity	2024
Current	S/ 2,047	1,171
Non-current	S/ 1,925	806
Cumbra Ingenieria S.A. [member]
Disclosure Of Lease liabilities [Line Items]
Interest rate	7.40%
Date of maturity	2023
Current	S/ 302
Non-current	S/ 381
Tren Urbano de Lima S.A.[member]
Disclosure Of Lease liabilities [Line Items]
Interest rate	10.00%
Date of maturity	2023
Current	S/ 42
Non-current	S/ 59
Other minors [member]
Disclosure Of Lease liabilities [Line Items]
Date of maturity	2020
Current		S/ 11
Other minors [member] | Bottom of range [member]
Disclosure Of Lease liabilities [Line Items]
Interest rate	6.31%
Other minors [member] | Top of range [member]
Disclosure Of Lease liabilities [Line Items]
Interest rate	10.00%